Organization, Business and Going Concern (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 13, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 28, 2022	May 10, 2021	Apr. 14, 2021
Working capital deficiency						$ (695,357)
Revenue		$ 198,669		$ 28,355		631,687	$ 83,950	$ 520,645	$ 62,732
Net proceeds issuance of preferred stock and relate party loans						802,180
Net loss		(907,404)	$ (3,519,710)	$ (417,870)	$ (415,423)	(4,427,114)	$ (833,293)	$ (10,102,266)	$ (2,907,828)
Business description								the Company had 20 Bitmain Antminer SJ19 PRO 104t/h and 99 Mini-Doge 185 m/h miners deployed, which are mining, Bitcoin, Doge, and Litecoin through the F2Pool and utilized its 8,000 Sq Ft Commercial space to house these ASIC Miners
Due to related parties		$ 1,251,257				$ 1,251,257
Convertible Preferred Stock Series C
Series C convertible Preferred		5,000,000				5,000,000		5,000,000	5,000,000
Convertible Preferred Stock Series C | MFB California [Member]
Shares issued	1,000,000
Royalty on gross sales	10.00%
Preferred Stock, Value	$ 4,200,000
Jan Ralston [Member]
Series A preferred stock acuired												10,000,000
CEO, Joshua Ralston [Member]
Ownership transferred Series A preferred stock										10,000,000
LLC [Member]
Decription of acquoiston of sahres								On April 13, 2022 General Enterprise Ventures, Inc. acquired Mighty Fire Breaker, LLC, an Ohio Limited Liability company (“MFB”) and all associated IP, in exchange for 1,000,000 Preferred C Shares and a 10% royalty on the gross sales before taxes of products sold under the MFB family of products. MFB has 19 patents centered around its CitroTech MFB 31
Issued and outstanding equity acquired											$ 50,000
April 13, 2022 [Member]
Series C convertible Preferred	5,000,000
Series C convertible Common stock Shares	20